UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fore Research and Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Li, LLC
           --------------------------------------------------
Title:     Matthew Li, Managing Member
           --------------------------------------------------
Phone:     (212) 984-3800
           --------------------------------------------------

Signature, Place, and Date of Signing:

    Matthew Li                     New York, New York        02/18/05
    ---------------------   ------------------------------  ----------
        [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   66
                                               -------------

Form 13F Information Table Value Total:             $864,773
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number                Name

                                     Form 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
-------------------    --------------- --------  -------- ----------------  ---------- -------- ----------------
                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS
 FIN B V                  DBCV
                        0.375%11/1   88164MAB4     93347  65000000  SH        SOLE      65000000
----------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC   SDCV
                        8.000%8/0    549463AK3     87208  78921000  SH        SOLE      78921000
----------------------------------------------------------------------------------------------------------------
NTL INC DEL               COM        62940M104     84370    916941  SH        SOLE        916941
----------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC        NOTE
                        2.000%11/0   042260AC3     52345  46000000  SH        SOLE      46000000
----------------------------------------------------------------------------------------------------------------
TECH DATA CORP            SDCV
                        2.000%12/1   878237AC0     45535  44800000  SH        SOLE      44800000
----------------------------------------------------------------------------------------------------------------
SEPRACOR INC              SDCV
                        5.000%2/1    817315AL8     38431  36800000  SH        SOLE      36800000
----------------------------------------------------------------------------------------------------------------
A D C
 TELECOMMUNICATIONS       FRNT6/1    000886AB7     32285  31684000  SH        SOLE      31684000
----------------------------------------------------------------------------------------------------------------
AGERE SYS INC             NOTE
                        6.500%12/1   00845VAA8     30668  29000000  SH        SOLE      29000000
----------------------------------------------------------------------------------------------------------------
MASCO CORP                NOTE7/2    574599AW6     28955  60684000  SH        SOLE      60684000
----------------------------------------------------------------------------------------------------------------
ANDREW CORP               NOTE
                        3.250%8/1    034425AB4     25900  19930000  SH        SOLE      19930000
----------------------------------------------------------------------------------------------------------------
RESMED INC                NOTE
                        4.000%6/2    761152AB3     25347  24000000  SH        SOLE      24000000
----------------------------------------------------------------------------------------------------------------
ASK JEEVES INC            NOTE6/0    045174AB5     25212  43930000  SH        SOLE      43930000
----------------------------------------------------------------------------------------------------------------
MAXTOR CORP               NOTE
                        6.800%4/3    577729AC0     22440  22000000  SH        SOLE      22000000
----------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS INC     DBCV
                        1.750%11/3   74834LAF7     20433  18711000  SH        SOLE      18711000
----------------------------------------------------------------------------------------------------------------
BRINKER INTL INC          DBCV10/1   109641AC4     19585  40711000  SH        SOLE      40711000
----------------------------------------------------------------------------------------------------------------
YELLOW CORP               NOTE
                        5.000%8/0    985509AN8     18945  11000000  SH        SOLE      11000000
----------------------------------------------------------------------------------------------------------------
ON SEMICONDUCTOR CORP     NOTE4/1    682189AB1     17887  22500000  SH        SOLE      22500000
----------------------------------------------------------------------------------------------------------------
CIENA CORP                NOTE
                        3.750%2/0    171779AA9     17756  33500000  SH        SOLE      33500000
----------------------------------------------------------------------------------------------------------------
EMULEX CORP               NOTE
                        0.250%12/1   292475AD2     16352  17500000  SH        SOLE      17500000
----------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC      COM        48203R104     13163    484100  SH        SOLE        484100
----------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC           SDCV
                        4.500%10/0   74762EAC6     11109  17984100  SH        SOLE      17984100
----------------------------------------------------------------------------------------------------------------
COMPUTER NETWORK
 TECHNOLOGY               NOTE
                        3.000%2/1    204925AC5     10775  12075000  SH        SOLE      12075000
----------------------------------------------------------------------------------------------------------------
IVAX CORP                 NOTE
                        1.500%3/0    465823AJ1     10546  11000000  SH        SOLE      11000000
----------------------------------------------------------------------------------------------------------------
YELLOW CORP               NOTE
                        3.375%11/2   985509AQ1     10493  23075000  SH        SOLE      23075000
----------------------------------------------------------------------------------------------------------------
COMVERSE
 TECHNOLOGY INC         COMPAR$0.10  205862402     10203    417300  SH        SOLE        417300
----------------------------------------------------------------------------------------------------------------
MCDATA CORP               NOTE
                        2.250%2/1    580031AD4      9503  10000000  SH        SOLE      10000000
----------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC        NOTE
                        5.000%8/1    75952BAD7      8213  10417300  SH        SOLE      10417300
----------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC          NOTE6/2    035290AC9      8165  23000000  SH        SOLE      23000000
----------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC      NOTE
                        2.500%4/1    032346AD0      7669   7500000  SH        SOLE       7500000
----------------------------------------------------------------------------------------------------------------
LNR PPTY CORP             NOTE
                        5.500%3/0    501940AF7      6991  30500000  SH        SOLE      30500000
----------------------------------------------------------------------------------------------------------------
A D C
 TELECOMMUNICATIONS       NOTE
                        1.000%6/1    000886AD3      5658   5750000  SH        SOLE       5750000
----------------------------------------------------------------------------------------------------------------
CHARLES RIVER
 ASSOCIATES               DBCV
                        2.875%6/1    159852AB8      5569   4000000  SH        SOLE       4000000
----------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP           NOTE
                        2.875%12/0   125896AW0      8025   9750000  SH        SOLE       9750000
----------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC           NOTE
                        1.375%5/1    45245WAF6      4633   5000000  SH        SOLE       5000000
----------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD     SHS        G6359F103      4503     87800  SH        SOLE         87800
----------------------------------------------------------------------------------------------------------------
DST SYS INC DEL           DBCV
                        3.625%8/1    233326AD9      3758   5087800  SH        SOLE       5087800
----------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC                  COM        460690100      3507    261700  SH        SOLE        261700
----------------------------------------------------------------------------------------------------------------
AMERISOURCE HEALTH CORP   N0TE
                        5.000%12/0   03071PAD4      2785   2525000  SH        SOLE       2525000
----------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL         COMPAR$0.01  345370860      2367    161700  SH        SOLE        161700
----------------------------------------------------------------------------------------------------------------
DELTA AIR LINES
 INC DEL                  NOTE
                        8.000%6/0    247361YP7      2364   3500000  SH        SOLE       3500000
----------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP     CLA        80874P109      1852     77666  SH        SOLE         77666
----------------------------------------------------------------------------------------------------------------
CORNING INC               COM        219350105      1021     86820  SH        SOLE         86820
----------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS
 INTL IN                  COM        749121109       963    217000  SH        SOLE        217000
----------------------------------------------------------------------------------------------------------------
AES CORP                  COM        00130H105       834     60980  SH        SOLE         60980
----------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC          COM        750236101       705     13250  SH        SOLE         13250
----------------------------------------------------------------------------------------------------------------
QUANTUM CORP             NOTE
                       4.375%8/0     747906AE5       629    640000  SH        SOLE        640000
----------------------------------------------------------------------------------------------------------------
CAMECO CORP               COM        13321L108       578     13800  SH        SOLE         13800
----------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC   COM        204912109       525     16900  SH        SOLE         16900
----------------------------------------------------------------------------------------------------------------
AQUILA INC                COM        03840P102       499    135200  SH        SOLE        135200
----------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC       COM        89579K109       499     13400  SH        SOLE         13400
----------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH
 SYS INC                NEW COM      203668108       493     17700  SH        SOLE         17700
----------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD          COM        806857108       475      7100  SH        SOLE          7100
----------------------------------------------------------------------------------------------------------------
PFIZER INC                COM        717081103       471     17500  SH        SOLE         17500
----------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP       DEB SR
                        CV C 33      370442717       450    424800  SH        SOLE        424800
----------------------------------------------------------------------------------------------------------------
DISNEY WALT CO        COM DISNEY     254687106       434     15600  SH        SOLE         15600
----------------------------------------------------------------------------------------------------------------
SIX FLAGS INC             NOTE
                        4.500%5/1    83001PAJ8       281    250000  SH        SOLE        250000
----------------------------------------------------------------------------------------------------------------
EL PASO CORP              COM        28336L109       241     23200  SH        SOLE         23200
----------------------------------------------------------------------------------------------------------------
CALPINE CORP              COM        131347106       235     59600  SH        SOLE         59600
----------------------------------------------------------------------------------------------------------------
PHILIPPINE LONG
 DISTANCE TEL        SPON GDR PFD    718252703       213    216500  SH        SOLE        216500
----------------------------------------------------------------------------------------------------------------
NETFLIX COM INC           COM        64110L106       125     10100  SH        SOLE         10100
----------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC        COM        939322103       101      2400  SH        SOLE          2400
----------------------------------------------------------------------------------------------------------------
VERTEX
 PHARMACEUTICALS INC      COM        92532F100        57      5400  SH        SOLE          5400
----------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC       COM        87956T107        44      2489  SH        SOLE          2489
----------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS
 SYS I                    COM        111621108        21      2800  SH        SOLE          2800
----------------------------------------------------------------------------------------------------------------
CONSECO INC         PFD B CV 5.50%   208464867        16     15000  SH        SOLE         15000
----------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
 COPPER & GO              CLB        35671D857        11       300  SH        SOLE           300
----------------------------------------------------------------------------------------------------------------
